Cash, Cash Equivalents and Other Investments Held in Trust - Additional Information (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020
Schedule Of Investments [Line Items]
Cash, cash equivalents and other investments held in Trust Account	$ 345,023,449	$ 0
Money Market Funds
Schedule Of Investments [Line Items]
Cash, cash equivalents and other investments held in Trust Account	$ 345,023,449